Goodwill and Other Intangible Assets - Changes in Goodwill Balances (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Line Items]
Goodwill, beginning balance	$ 1,105,023	$ 984,207
Foreign translation impact	(1,212)	(529)
Goodwill, ending balance	1,207,255	1,105,023
Acquisitions 2013 [Member]
Goodwill [Line Items]
Goodwill adjustments		(2,107)
2014 Acquisitions [Member]
Goodwill [Line Items]
Goodwill related to acquisitions		$ 123,452
2015 Acquisitions [Member]
Goodwill [Line Items]
Goodwill related to acquisitions	$ 103,444